Buffalo International Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares or Face Amount			Fair Value*
		COMMON STOCKS - 95.62%
		Belgium - 1.63%
		Beverages - 1.63%
83,500		Anheuser-Busch InBev SA/NV	$5,825,488
41,500		Anheuser-Busch InBev SA/NV - ADR	2,901,265
			8,726,753
		Total Belgium (Cost $8,039,001)	8,726,753

		Canada - 1.37%
		Road & Rail - 1.37%
67,000		Canadian National Railway Co. - ADR	7,359,950
		Total Canada (Cost $4,822,925)	7,359,950

		Cayman Islands - 2.09%
		Interactive Media & Services - 1.41%
105,000		Tencent Holdings Ltd. - ADR	7,548,450

		Internet & Direct Marketing Retail - 0.68%
125,000		Alibaba Group Holding Ltd.(a)	3,635,566
		Total Cayman Islands (Cost $9,317,988)	11,184,016

		Denmark - 1.19%
		Pharmaceuticals - 1.19%
15,000		Novo Nordisk A/S	1,046,388
76,000		Novo Nordisk A/S - ADR	5,308,600
			6,354,988
		Total Denmark (Cost $5,103,075)	6,354,988

		France - 16.23%
		Aerospace & Defense - 0.77%
45,000		Thales SA	4,117,150

		Beverages - 1.34%
37,500		Pernod Ricard SA	7,201,702

		Chemicals - 1.56%
51,062		Air Liquide SA	8,371,405

		Construction & Engineering - 1.04%
56,000		Vinci SA	5,578,093

		Electrical Equipment - 2.40%
89,000		Schneider Electric SE	12,862,863

		Hotels, Restaurants & Leisure - 0.43%
50,000		La Francaise des Jeux SAEM	2,291,790

		Life Sciences Tools & Services - 2.19%
33,000		Sartorius Stedim Biotech	11,739,497

		Media (discontinued effective close of September 28, 2018) - 0.21%
48,000		JCDecaux SA(a)	1,094,922

		Pharmaceuticals - 0.90%
99,587		Sanofi - ADR	4,838,932

		Professional Services - 1.41%
283,000		Bureau Veritas SA(a)	7,554,563

		Software - 1.06%
28,000		Dassault Systemes SE	5,678,915

		Textiles, Apparel & Luxury Goods - 2.92%
10,300		Kering SA	7,475,014
13,100		LVMH Moet Hennessy Louis Vuitton SE	8,200,569
			15,675,583
		Total France (Cost $48,137,513)	87,005,415

		Germany - 22.07%
		Capital Markets - 1.36%
172,000		DWS Group GmbH & Co KGaA	7,312,264

		Chemicals - 1.39%
56,000		Symrise AG	7,444,786

		Electrical Equipment - 0.22%
32,600		Siemens Energy AG(a)	1,194,766

		Electronic Equipment, Instruments & Components - 0.88%
153,711		Jenoptik AG	4,695,077

		Health Care Equipment & Supplies - 1.62%
65,525		Carl Zeiss Meditec AG	8,689,737

		Health Care Providers & Services - 1.44%
167,000		Fresenius SE & Co. KGaA	7,722,338

		Household Products - 0.43%
23,900		Henkel AG & Co. KGaA	2,303,004

		Industrial Conglomerates - 1.75%
65,200		Siemens A.G. - ADR	9,391,774

		Insurance - 2.50%
34,000		Hannover Rueck SE	5,418,080
26,900		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,992,647
			13,410,727
		Pharmaceuticals - 2.06%
12,000		Bayer AG - ADR	178,080
63,500		Merck KGaA	10,891,102
			11,069,182
		Semiconductors & Semiconductor Equipment - 1.81%
254,000		Infineon Technologies AG	9,699,851

		Software - 2.43%
64,800		SAP SE - ADR	8,449,272
85,000		TeamViewer AG(a)	4,565,952
			13,015,224
		Textiles, Apparel & Luxury Goods - 2.54%
19,700		adidas AG(a)	7,166,915
57,160		Puma SE(a)	6,431,999
			13,598,914
		Trading Companies & Distributors - 1.64%
113,000		Brenntag AG	8,787,000
		Total Germany (Cost $70,648,815)	118,334,644

		India - 1.97%
		Banks - 1.97%
27,500		HDFC Bank Ltd. - ADR (a)	1,987,150
577,480		ICICI Bank Ltd. - ADR (a)	8,581,353
			10,568,503
		Total India (Cost $6,904,141)	10,568,503

		Ireland - 8.53%
		Chemicals - 2.30%
46,760		Linde PLC	12,329,441

		Construction Materials - 1.53%
78,000		CRH PLC - ADR	3,321,240
5,000		CRH PLC	211,270
110,000		CRH public limited company	4,677,896
			8,210,406
		Food Products - 0.73%
27,000		Kerry Group Plc	3,921,549

		Health Care Equipment & Supplies - 1.69%
77,400		Medtronic, PLC - ADR	9,066,636

		Hotels, Restaurants & Leisure - 0.39%
450,015		Dalata Hotel Group PLC(a)	2,080,832

		Insurance - 1.89%
48,000		Aon Plc - ADR	10,140,960
		Total Ireland (Cost $31,038,794)	45,749,824

		Japan - 6.30%
		Beverages - 0.90%
117,000		Asahi Group Holdings Ltd.	4,818,320

		Electronic Equipment, Instruments & Components - 3.41%
3,500		KEYENCE CORP.	1,968,810
75,000		Murata Manufacturing Co., Ltd.	6,789,716
107,000		Omron Corp.	9,552,030
			18,310,556
		Entertainment - 1.26%
10,500		Nintendo Co Ltd.	6,740,385

		Machinery - 0.73%
14,000		FANUC Corp.	3,455,887
18,000		FANUC Corp. - ADR (a)	444,420
			3,900,307
		Total Japan (Cost $21,201,458)	33,769,568

		Luxembourg - 2.21%
		Life Sciences Tools & Services - 1.87%
119,000		Eurofins Scientific SE(a)	10,037,111

		Personal Products - 0.34%
730,750		L'Occitane International SA	1,824,725
		Total Luxembourg (Cost $6,338,530)	11,861,836

		Netherlands - 8.04%
		Beverages - 1.52%
710,000		Davide Campari-Milano NV	8,138,207

		IT Services - 1.39%
3,200		Adyen NV(a)	7,435,289

		Semiconductors & Semiconductor Equipment - 3.35%
25,741		ASML Holding NV - NY Shares - ADR	12,554,400
65,000		STMicroelectronics N.V.	2,404,710
80,600		STMicroelectronics N.V. - NY Shares - ADR	2,991,872
			17,950,982
		Trading Companies & Distributors - 1.78%
75,000		IMCD N.V.	9,545,943
		Total Netherlands (Cost $15,061,191)	43,070,421

		Norway - 1.86%
		Commercial Services & Supplies - 1.86%
203,000		Tomra Systems ASA	9,986,680
		Total Norway (Cost $1,789,628)	9,986,680

		Republic of Korea - 0.56%
		Semiconductors & Semiconductor Equipment - 0.56%
40,000		Samsung Electronic Co., Ltd.	2,987,021
		Total Republic of Korea (Cost $894,090)	2,987,021

		Spain - 1.66%
		Biotechnology - 1.23%
357,200		Grifols SA - ADR	6,586,768

		Specialty Retail - 0.43%
73,500		Industria de Diseno Textil, S.A.	2,332,864
		Total Spain (Cost $8,930,521)	8,919,632

		Sweden - 2.66%
		Electronic Equipment, Instruments & Components - 2.36%
138,000		Hexagon AB - B Shares	12,652,122

		Software - 0.30%
10,000		Sinch AB(a)	1,626,252
		Total Sweden (Cost $7,672,596)	14,278,374

		Switzerland - 6.74%
		Capital Markets - 0.55%
51,037		Julius Baer Group Ltd.	2,940,320

		Construction Materials - 0.72%
70,000		LafargeHolcim Ltd.	3,842,146

		Electrical Equipment - 1.16%
222,500		ABB Ltd. - ADR	6,221,100

		Food Products - 0.44%
20,000		Nestle SA	2,364,226

		Health Care Equipment & Supplies - 0.57%
46,000		Alcon, Inc.(a)	3,054,223

		Life Sciences Tools & Services - 2.16%
18,000		Lonza Group AG	11,595,003

		Pharmaceuticals - 1.14%
11,800		Roche Holding AG	4,109,923
45,400		Roche Holding AG - ADR	1,990,336
			6,100,259
		Total Switzerland (Cost $24,280,338)	36,117,277

		Taiwan, Province of China - 2.94%
		Semiconductors & Semiconductor Equipment - 2.94%
144,281		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,732,400
		Total Taiwan, Province of China (Cost $1,869,696)	15,732,400

		United Kingdom - 7.57%
		Aerospace & Defense - 0.55%
440,000		BAE Systems Plc	2,934,266

		Beverages - 1.19%
40,300		Diageo PLC - ADR	6,400,043

		Food Products - 1.10%
97,200		Unilever PLC - ADR	5,866,992

		Health Care Equipment & Supplies - 1.16%
147,000		Smith & Nephew Plc - ADR	6,198,990

		Hotels, Restaurants & Leisure - 0.58%
48,100		InterContinental Hotels Group PLC(a)	3,117,610

		Personal Products - 0.09%
8,000		Unilever Plc	484,406

		Pharmaceuticals - 1.04%
94,000		AstraZeneca PLC - ADR	4,699,060
9,000		AstraZeneca PLC	897,421
			5,596,481
		Trading Companies & Distributors - 1.86%
212,000		Ashtead Group Plc	9,985,429
		Total United Kingdom (Cost $28,350,339)	40,584,217

		TOTAL COMMON STOCKS (Cost $300,400,639)	512,591,519

		SHORT TERM INVESTMENTS - 4.47%
		Investment Company - 4.47%
23,945,080		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.10% (c)	23,945,080
		Total Investment Company	23,945,080

		TOTAL SHORT TERM INVESTMENTS (Cost $23,945,080)	23,945,080

		Total Investments (Cost ($324,345,719) - 100.09%	536,536,599
		Liabilities in Excess of Other Assets - (0.09)%	(460,046)
		TOTAL NET ASSETS - 100.00%	$536,076,553

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

As of December 31, 2020, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Aerospace & Defense	$7,051,416	1.32%
Banks	10,568,503	1.97%
Beverages	35,285,025	6.58%
Biotechnology	6,586,768	1.23%
Capital Markets	10,252,584	1.91%
Chemicals	28,145,632	5.25%
Commercial Services & Supplies	9,986,680	1.86%
Construction & Engineering	5,578,093	1.04%
Construction Materials	12,052,552	2.25%
Electrical Equipment	20,278,729	3.78%
Electronic Equipment, Instruments & Components	35,657,755	6.65%
Entertainment	6,740,385	1.26%
Food Products	12,152,767	2.27%
Health Care Equipment & Supplies	27,009,586	5.04%
Health Care Providers & Services	7,722,338	1.44%
Hotels, Restaurants & Leisure	7,490,232	1.40%
Household Products	2,303,004	0.43%
Industrial Conglomerates	9,391,774	1.75%
Insurance	23,551,687	4.39%
Interactive Media & Services	7,548,450	1.41%
Internet & Direct Marketing Retail	3,635,566	0.68%
IT Services	7,435,289	1.39%
Life Sciences Tools & Services	33,371,611	6.23%
Machinery	3,900,307	0.73%
Media	1,094,922	0.20%
Personal Products	2,309,131	0.43%
Pharmaceuticals	33,959,842	6.33%
Professional Services	7,554,563	1.41%
Road & Rail	7,359,950	1.37%
Semiconductors & Semiconductor Equipment	46,370,254	8.65%
Software	20,320,391	3.79%
Specialty Retail	2,332,864	0.44%
Textiles, Apparel & Luxury Goods	29,274,497	5.46%
Trading Companies & Distributors	28,318,372	5.28%
Total Common Stocks	512,591,519	95.62%

Short Term Investment
Investment Company	23,945,080	4.47%
Total Short Term Investment	23,945,080	4.47%

Total Investments	536,536,599	100.09%
Liabilities in Excess of Other Assets	(460,046)	(0.09)
TOTAL NET ASSETS	$536,076,553	100.00%

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2020, the Fund did not hold fari valued securities.  In addition, with respect to the valuation of securities principally traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund's Board which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange ("NYSE").  As of December 31, 2020, the Fund held 59 securities where a fair value factor was applied, with a market value of $350,411,484, or 65.14% of Net Assets.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2020

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2020. These assets are measured on a recurring basis.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$162,180,035	350,411,484	-	$512,591,519
Short Term Investments	23,945,080	-	-	23,945,080
Total*	$186,125,115	$350,411,484	-	$536,536,599

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2020.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2020. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2020.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.